INCOME TAXES (Reconciliation of Expected Tax Expense (Benefit) to U.S. Federal Statutory Rate) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
U.S. federal statutory rate	35.00%	(34.00%)	34.00%
State and local taxes net of federal benefit		(3.63%)	3.63%
Permanent differences-tax penalties & other		(0.58%)	1.21%
Prior year under accrual		0.00%	(1.35%)
Deferred tax adjustment		3.07%	0.00%
Change in valuation allowance		15.62%	(0.49%)
Income tax (benefit) provision		(19.52%)	37.00%